Employees - Summary of Average Employee Numbers (Detail) - Employee Employee in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of average number of employees [Line Items]
Average employee numbers	79	83	91
Integrated Gas [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	8	8	9
Upstream [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	14	16	18
Downstream [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	37	40	46
Corporate [Member]
Disclosure of average number of employees [Line Items]
Average employee numbers	20	19	18